PROVISIONS	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
PROVISIONS
23. PROVISIONS

Movements in provisions are presented below.

	At December 31, 2024	Additional provisions	Utilization	Releases	Translation differences	Reclassification and other movements	At December 31, 2025
	(€ thousand)
Warranty and recall campaigns provision	152,178	67,613	(58,753)	(22,987)	(1,255)	—	136,796
Legal proceedings and disputes	11,899	7,311	(4,951)	(796)	(387)	(155)	12,921
Environmental and other risks	42,135	19,738	(8,277)	(16,412)	(846)	(1,574)	34,764
Total provisions	206,212	94,662	(71,981)	(40,195)	(2,488)	(1,729)	184,481

Warranty and recall campaigns

The provision for warranty and recall campaigns represents the best estimate of commitments given by the Group for contractual, legal, or constructive obligations arising from product warranties given for a specified period of time.

Legal proceedings and disputes

The provision for legal proceedings and disputes represents management’s best estimate of the expenditures expected to be required to settle or otherwise resolve legal proceedings and disputes. This class of claims relates to allegations by contractual counterparties that the Group has violated the terms of the arrangements, including by terminating the applicable relationships. Judgments in these proceedings may be issued in 2026 or beyond, although any such judgments may remain subject to ongoing judicial review. While the outcome of these proceedings is uncertain, any losses in excess of the provisions recorded are not expected to be material to the Group’s financial condition or results of operations.

Environmental and other risks

The provision for environmental and other risks primarily relates to environmental risks, including those relating to emissions regulations, as well as to disputes and matters which are not subject to legal proceedings, including disputes with suppliers, distributors, employees and other parties.

The following table presents where the additional provisions to environmental and other risks recognized for the years ended December 31, 2025, 2024 and 2023 were recorded within the consolidated income statement.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	17,874	14,136	25,128
Selling, general and administrative costs	1,864	580	1,398
Total	19,738	14,716	26,526